INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance	$ 5,039,400	$ 4,844,400
Operating loss carryforwards	$ 16,903,000